Condensed Consolidated Statements of Shareholders' Equity (Deficit) / Members' Equity (Deficit) and Temporary Equity (Unaudited) - USD ($)		Total	Series A Preferred Stock	Series B Preferred Stock	Common Class A	Common Class B	Total flyExclusive stockholders’ equity (deficit)	Total flyExclusive stockholders’ equity (deficit) Series A Preferred Stock	Total flyExclusive stockholders’ equity (deficit) Series B Preferred Stock	Common Stock Common Class A	Common Stock Common Class B	LGM Enterprises, LLC members' deficit	Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Accumulated deficit Series A Preferred Stock	Accumulated deficit Series B Preferred Stock	Noncontrolling Interests
Ending balance at Dec. 31, 2022		$ 0
Beginning balance at Dec. 31, 2021		49,687,000					$ (11,715,000)					$ (11,737,000)		$ 22,000				$ 61,402,000
Permanent Equity
Contributions from non controlling interests		24,627,000					10,078,000					10,078,000						14,549,000
Distributions to non controlling interests		(22,254,000)					(9,037,000)					(9,037,000)						(13,217,000)
Unrealized gains on available-for-sale securities		(476,000)
Change in redemption value of redeemable noncontrolling interest		0
Net Income (loss)		(4,650,000)					5,550,000					6,048,000		(498,000)				(10,200,000)
Ending balance at Dec. 31, 2022		47,417,000
Ending balance at Dec. 31, 2022		47,417,000					(5,117,000)					(4,641,000)		(476,000)				52,534,000
Permanent Equity
Contributions from non controlling interests		7,823,000					115,000					115,000						7,708,000
Distributions to non controlling interests		(24,692,000)					(21,619,000)					(21,619,000)						(3,073,000)
Other comprehensive income		90,000					90,000							90,000
Net Income (loss)	[1]	(11,706,000)					(9,169,000)					(9,169,000)						(2,537,000)
Ending balance at Mar. 31, 2023		18,932,000					(35,700,000)					(35,314,000)		(386,000)				54,632,000
Beginning balance at Dec. 31, 2022		0
Beginning balance at Dec. 31, 2022		47,417,000
Beginning balance at Dec. 31, 2022		47,417,000					(5,117,000)					(4,641,000)		(476,000)				52,534,000
Permanent Equity
Unrealized gains on available-for-sale securities		(335,000)
Change in redemption value of redeemable noncontrolling interest		0
Ending balance at Sep. 30, 2023		(19,586,000)					(52,720,000)					(51,909,000)		(811,000)				33,134,000
Beginning balance at Dec. 31, 2022		0
Ending balance at Dec. 31, 2023		(35,525,000)
Temporary equity, ending balance at Dec. 31, 2023			$ 0	$ 0
Beginning balance at Dec. 31, 2022		47,417,000
Beginning balance at Dec. 31, 2022		47,417,000					(5,117,000)					(4,641,000)		(476,000)				52,534,000
Permanent Equity
Unrealized gains on available-for-sale securities		407,000
Change in redemption value of redeemable noncontrolling interest		(5,826,000)
Ending balance (in shares) at Dec. 31, 2023					16,647,529	59,930,000				16,647,529	59,930,000
Ending balance at Dec. 31, 2023		70,855,000					46,461,000			$ 2,000	$ 6,000		$ 126,978,000	(69,000)	$ (80,456,000)			24,394,000
Beginning balance at Mar. 31, 2023		18,932,000					(35,700,000)					(35,314,000)		(386,000)				54,632,000
Permanent Equity
Contributions from non controlling interests		853,000					210,000					210,000						643,000
Distributions to non controlling interests		(12,391,000)					(5,713,000)					(5,713,000)						(6,678,000)
Other comprehensive income		(73,000)					(73,000)							(73,000)
Net Income (loss)		5,825,000					7,547,000					7,547,000						(1,722,000)
Ending balance at Jun. 30, 2023		13,146,000					(33,729,000)					(33,270,000)		(459,000)				46,875,000
Permanent Equity
Contributions from non controlling interests		926					69					69						857
Distributions to non controlling interests		(8,736,000)					(3,960,000)					(3,960,000)						(4,776,000)
Unrealized gains on available-for-sale securities		(352,000)
Other comprehensive income		(352,000)					(352,000)							(352,000)
Limited Liability Company (LLC), Exchanges of aircraft ownership interests							7,319,000					7,319,000						(7,319,000)
Net Income (loss)		(24,570,000)					(22,067,000)					(22,067,000)						(2,503,000)
Ending balance at Sep. 30, 2023		(19,586,000)					(52,720,000)					$ (51,909,000)		(811,000)				33,134,000
Temporary Equity
Issuance of Series A Preferred stock			20,361,000
Accretion of Redeemable non controlling interest to redemption amount		192,364,000
Dividends payable on Series A Preferred temporary equity			188,000
Amortization of discount on Series A Preferred temporary equity			97,000
Net Income (loss)		(21,699,000)
Ending balance at Mar. 31, 2024		135,140,000
Temporary equity, ending balance at Mar. 31, 2024			20,646,000	0
Permanent Equity
Contributions from non controlling interests		157,000																157,000
Distributions to non controlling interests		(2,455,000)																(2,455,000)
Acquisitions of non controlling interests		(3,418,000)					(1,984,000)						(1,984)					(1,434,000)
Unrealized gains on available-for-sale securities		(169,000)					(169,000)							(169,000)
Issuance of Class A common stock upon conversion of Bridge Notes (in shares)										277,447
Exchange of warrants for Class A common stock		371,000					371,000						371,000
Issuance of Class A common stock upon cashless exercise of warrants (in shares)										967,045
Issuance of Class A common stock upon cashless exercise of warrants		4,302,000					4,302,000						4,302,000
Issuance of Series A Preferred stock		0
Change in redemption value of redeemable noncontrolling interest		(192,364,000)					(192,364,000)						(129,667,000)		(62,697,000)
Dividends payable on Series A Preferred temporary equity		(188,000)					(188,000)								(188,000)
Amortization of discount on Series A Preferred temporary equity		(97,000)					(97,000)								(97,000)
Net Income (loss)		(11,291,000)					(5,841,000)								(5,841,000)			(5,450,000)
Ending balance (in shares) at Mar. 31, 2024										17,892,021	59,930,000
Ending balance at Mar. 31, 2024		(134,297,000)					(149,509,000)			$ 2,000	$ 6,000		0	(238,000)	(149,279,000)			15,212,000
Beginning balance at Dec. 31, 2023		(35,525,000)
Temporary equity, beginning balance at Dec. 31, 2023			0	0
Temporary Equity
Amortization of discount on Series A Preferred temporary equity			611,000
Ending balance at Sep. 30, 2024		135,033,000
Temporary equity, ending balance at Sep. 30, 2024			22,618,000	14,024
Beginning balance (in shares) at Dec. 31, 2023					16,647,529	59,930,000				16,647,529	59,930,000
Beginning balance at Dec. 31, 2023		70,855,000					46,461,000			$ 2,000	$ 6,000		126,978,000	(69,000)	(80,456,000)			24,394,000
Permanent Equity
Unrealized gains on available-for-sale securities		179,000
Issuance of Class A common stock upon cashless exercise of warrants (in shares)										967,045
Change in redemption value of redeemable noncontrolling interest		(231,273,000)
Ending balance (in shares) at Sep. 30, 2024					18,199,586	59,930,000				18,199,586	59,930,000
Ending balance at Sep. 30, 2024		(180,705,000)					(192,020,000)			$ 2,000	$ 6,000		9,453,000	109,000	(201,590,000)			11,315,000
Beginning balance at Mar. 31, 2024		135,140,000
Temporary equity, beginning balance at Mar. 31, 2024			20,646,000	0
Temporary Equity
Accretion of Redeemable non controlling interest to redemption amount		(5,657,000)
Dividends payable on Series A Preferred temporary equity			631,000
Amortization of discount on Series A Preferred temporary equity			341,000
Net Income (loss)		(20,501,000)
Temporary equity, ending balance at Jun. 30, 2024		108,982,000	21,618,000	0
Beginning balance (in shares) at Mar. 31, 2024										17,892,021	59,930,000
Beginning balance at Mar. 31, 2024		(134,297,000)					(149,509,000)			$ 2,000	$ 6,000		0	(238,000)	(149,279,000)			15,212,000
Permanent Equity
Contributions from non controlling interests		103,000																103,000
Distributions to non controlling interests		(3,734,000)																(3,734,000)
Acquisitions of non controlling interests		3,205,000					261,000						256,000		5,000			2,944,000
Unrealized gains on available-for-sale securities		(24,000)					(24,000)							(24,000)
Issuance of Class A common stock upon cashless exercise of warrants (in shares)										7,565,000
Issuance of Class A common stock upon cashless exercise of warrants		35,000					35,000						35,000
Change in redemption value of redeemable noncontrolling interest		5,657,000					5,657,000						(291,000)		5,948,000
Dividends payable on Series A Preferred temporary equity		(631,000)					(631,000)								(631,000)
Amortization of discount on Series A Preferred temporary equity		(341,000)					(341,000)								(341,000)
Net Income (loss)		(7,353,000)					(5,153,000)								(5,153,000)			(2,200,000)
Ending balance (in shares) at Jun. 30, 2024										17,899,586	59,930,000
Ending balance at Jun. 30, 2024		(137,380,000)					(149,705,000)			$ 2,000	$ 6,000		0	(262,000)	(149,451,000)			12,325,000
Temporary Equity
Issuance of Series A Preferred stock				13,526,000
Accretion of Redeemable non controlling interest to redemption amount		44,566,000
Dividends payable on Series A Preferred temporary equity			827,000	(451,000)
Amortization of discount on Series A Preferred temporary equity			173,000
Amortization of discount on Series B Preferred temporary equity				47,000
Net Income (loss)		(18,515,000)
Ending balance at Sep. 30, 2024		135,033,000
Temporary equity, ending balance at Sep. 30, 2024			22,618,000	14,024
Permanent Equity
Contributions from non controlling interests		6,068,000																6,068,000
Distributions to non controlling interests		(7,731,000)																(7,731,000)
Acquisitions of non controlling interests		0					0						0
Unrealized gains on available-for-sale securities		371,000					371,000							371,000
Shares issued (in shares)										300,000
Issuance of Series A Preferred stock		10,603,000					10,603,000						10,603,000
Change in redemption value of redeemable noncontrolling interest		(45,517,000)					(45,517,000)						(1,103,000)		(44,414,000)
Dividends payable on Series A Preferred temporary equity			$ (827,000)	$ (451,000)				$ (827,000)	$ (451,000)							$ (827,000)	$ (451,000)
Amortization of discount on Series B Preferred temporary equity		(47,000)					(47,000)						(47,000)
Amortization of discount on Series A Preferred temporary equity		(173,000)					(173,000)								(173,000)
Net Income (loss)		(5,621,000)					(6,274,000)								(6,274,000)			653,000
Ending balance (in shares) at Sep. 30, 2024					18,199,586	59,930,000				18,199,586	59,930,000
Ending balance at Sep. 30, 2024		$ (180,705,000)					$ (192,020,000)			$ 2,000	$ 6,000		$ 9,453,000	$ 109,000	$ (201,590,000)			$ 11,315,000

[1]	*The Merger occurred on December 27, 2023. During the pre-Merger period, net loss was attributable to LGM Enterprises, LLC and its noncontrolling interests.